CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities of continuing operations
Net income before attribution of noncontrolling interests	$ 7,502	$ 13,886	$ 7,710
Net income attributable to noncontrolling interests	192	227	219
Citigroup’s net income	7,310	13,659	7,491
Loss from discontinued operations, net of taxes	(2)	(90)	(57)
Gain (loss) on sale, net of taxes	0	360	(1)
Income from continuing operations-excluding noncontrolling interests	7,312	13,389	7,549
Adjustments to reconcile net income to net cash provided by operating activities of continuing operations
Amortization of deferred policy acquisition costs and present value of future profits	210	194	203
(Additions) reductions to deferred policy acquisition costs	(64)	(54)	85
Depreciation and amortization	3,589	3,303	2,507
Deferred tax provision (benefit)	3,347	2,699	(3,701)
Provision for loan losses	6,828	7,604	10,458
Realized gains from sales of investments	(570)	(748)	(3,251)
Net impairment losses recognized in earnings	426	535	4,971
Change in trading account assets	(10,858)	35,001	(29,195)
Change in trading account liabilities	30,274	(6,787)	(10,533)
Change in brokerage receivables net of brokerage payables	(4,272)	(6,490)	945
Change in loans held-for-sale	(1,144)	4,321	(1,106)
Change in other assets	378	13,028	(878)
Change in other liabilities	4,544	(7,880)	(1,457)
Other, net	5,434	5,129	13,041
Total adjustments	38,122	49,855	(17,911)
Net cash provided by (used in) operating activities of continuing operations	45,434	63,244	(10,362)
Cash flows from investing activities of continuing operations
Change in deposits with banks	40,916	(66,871)	53,650
Change in federal funds sold and securities borrowed or purchased under agreements to resell	14,467	4,274	14,538
Change in loans	1,170	(30,198)	(31,591)
Proceeds from sales and securitizations of loans	4,752	9,123	7,287
Purchases of investments	(258,992)	(220,823)	(256,907)
Proceeds from sales of investments	135,824	131,100	143,853
Proceeds from maturities of investments	94,117	84,831	102,020
Capital expenditures on premises and equipment and capitalized software	(3,386)	(3,490)	(3,604)
Proceeds from sales of premises and equipment, subsidiaries and affiliates, and repossessed assets	623	716	1,089
Net cash provided by (used in) investing activities of continuing operations	29,491	(91,338)	30,335
Cash flows from financing activities of continuing operations
Dividends paid	(633)	(314)	(143)
Issuance of preferred stock	3,699	4,192	2,250
Redemption of preferred stock	0	(94)	0
Treasury stock acquired	(1,232)	(837)	(5)
Stock tendered for payment of withholding taxes	(508)	(452)	(194)
Change in federal funds purchased and securities loaned or sold under agreements to repurchase	(30,074)	(7,724)	12,863
Issuance of long-term debt	66,836	54,405	27,843
Payments and redemptions of long-term debt	(58,923)	(63,994)	(117,575)
Change in deposits	(48,336)	37,713	64,624
Change in short-term borrowings	(1,099)	199	(2,164)
Net cash provided by (used in) financing activities of continuing operations	(70,270)	23,094	(12,501)
Effect of exchange rate changes on cash and cash equivalents	(2,432)	(1,558)	274
Discontinued operations
Net cash used in discontinued operations	0	(10)	6
Change in cash and due from banks	2,223	(6,568)	7,752
Cash and due from banks at beginning of period	29,885	36,453	28,701
Cash and due from banks at end of period	32,108	29,885	36,453
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes	4,632	4,495	3,900
Cash paid during the year for interest	12,868	14,383	19,739
Non-cash investing activities
Change in loans due to consolidation/deconsolidation of VIEs	(374)	6,718	0
Transfers to loans held-for-sale from loans	12,700	17,300	8,700
Transfers to OREO and other repossessed assets	321	325	500
Non-cash financing activities
Decrease in deposits associated with reclassification to HFS	(20,605)	0	0
Increase in short-term borrowings due to consolidation of VIEs	500	6,718	0
Decrease in long-term debt due to deconsolidation of VIEs	$ (864)	$ 0	$ 0